Stock-Based Awards (Tables)	12 Months Ended
Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Summary of Stock Option Activity

Details of stock option activity for the years ended December 31, 2023 and 2022 are as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2022	2,012,750	$0.06
Forfeited	(7,000)	0.06
Exercised	(248,934)	0.06

Outstanding at December 31, 2023	1,756,816	$0.06

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2021	2,036,450	$0.06
Exercised	(73,700)	0.06
Granted	50,000	0.06

Outstanding at December 31, 2022	2,012,750	$0.06

Schedule of Weighted Average Assumptions to Calculate Fair Value of Stock Options

The Company estimates the fair value of warrants using the Black-Scholes-Merton pricing model with the following assumptions at the reporting date:

	December 31, 2023		December 31, 2022
	Liability Classified	Equity Classified	Liability Classified
Expected volatility	97-98%	99%	89%
Expected term (in years)	0.3	1.5	1.0 - 1.5
Risk-free interest rate	5.26-5.60%	5.09%	4.41% - 4.73%
Expected dividend yield	0.00%	0.00%	0.00%

AgeX Therapeutics Inc [Member]
Restructuring Cost and Reserve [Line Items]
Summary of Stock Option Activity

A summary of the Incentive Plan activity and related information follows (in thousands except weighted-average exercise price):

	Shares Available for Grant	Number of Options Outstanding	Number of RSUs Outstanding	Weighted- Average Exercise Price
Balance at January 1, 2022	29	96	-	$81.62
Increase option pool	114	-	-	-
Options granted	(3)	3	-	27.76
Options forfeited, cancelled or expired	6	(6)	-	99.12
Restricted stock units vested	-	-	-	-
Balance at December 31, 2022	146	93	-	$79.07
Options granted	(1)	1	-	26.73
Options forfeited, cancelled or expired	11	(11)	-	67.30
Restricted stock units vested	-	-	-	-
Balance at December 31, 2023	156	83	-	$80.28
Options exercisable at December 31, 2023		80		$81.70

Schedule of Stock Based Compensation Expense

AgeX recorded stock-based compensation expense in the following categories on the accompanying consolidated statements of operations for the years ended December 31, 2023 and 2022 (in thousands):

	Year Ended December 31,
	2023	2022
Research and development	$9	$32
General and administrative	639	728
Total stock-based compensation expense	$648	$760

Schedule of Weighted Average Assumptions to Calculate Fair Value of Stock Options
	Year Ended December 31,
	2023	2022
Grant Price	$26.73	$27.76
Expected life (in years)	5.15	5.58
Risk-free interest rates	4.12%	1.74%
Volatility	118.12%	130.71%
Dividend yield	-%	-%